Business Segment Information - Financial data (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Revenue recognition
Number of primary business segments | segment									3
Sales	$ 349,115	$ 266,184	$ 248,040	$ 244,370	$ 308,824	$ 275,062	$ 265,016	$ 221,699	$ 1,107,709	$ 1,070,601	$ 1,028,899
Operating income (loss)	21,207	$ (6,872)	$ (6,084)	$ (5,623)	7,060	$ 7,322	$ (15,618)	$ (10,413)	2,628	(11,649)	60,403
Assets - Discontinued Operations	174,200				185,500				174,200	185,500	197,600
Assets	1,336,285				1,504,408				1,336,285	1,504,408	1,300,300
Depreciation and amortization									48,045	40,323	29,185
Capital expenditures									36,916	32,093	22,164
Transportation Systems
Revenue recognition
Sales									578,600	586,400	566,800
Operating income (loss)									39,800	57,500	75,900
Assets	335,100				338,200				335,100	338,200	410,000
Depreciation and amortization									8,800	8,200	10,800
Capital expenditures									6,900	2,200	2,000
Defense Systems
Revenue recognition
Sales									360,200	374,700	369,600
Operating income (loss)									28,100	19,900	15,300
Assets	280,100				211,800				280,100	211,800	195,900
Depreciation and amortization									10,400	7,500	7,800
Capital expenditures									5,900	6,800	500
Cubic Mission Solutions
Revenue recognition
Sales									168,900	109,500	92,500
Operating income (loss)									(9,300)	(37,000)	3,100
Assets	390,500				404,400				390,500	404,400	145,300
Depreciation and amortization									23,800	21,200	9,300
Capital expenditures									1,700	2,100	100
Corporate
Revenue recognition
Assets	$ 156,400				$ 364,800				156,400	364,800	351,500
Depreciation and amortization									5,000	3,400	1,300
Capital expenditures									22,400	21,000	19,600
Unallocated corporate expenses and other
Revenue recognition
Operating income (loss)									$ (56,000)	$ (52,000)	$ (33,900)